INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

6       INTANGIBLE ASSETS

				Computer
				Software,
			Mineral	production
			exploration	quota and
	Goodwill	Mining rights	rights	others	Total
Year ended December 31, 2021
Opening net carrying amount	3,509,857	7,425,833	988,374	1,524,240	13,448,304
Additions	—	91,412	—	2,242	93,654
Disposals	—	(3,639)	—	—	(3,639)
Impairment (i)	—	(11,340)	(185,086)	—	(196,426)
Amortization	—	(326,052)	—	(51,662)	(377,714)
Transfer from property, plant and equipment (Note 7)	—	17,595	—	10,346	27,941
Currency translation differences	(342)	(1,692)	(2,225)	(985)	(5,244)
Closing net carrying amount	3,509,515	7,192,117	801,063	1,484,181	12,986,876

As of December 31, 2021
Cost	3,509,515	9,972,299	984,092	1,929,188	16,395,094
Accumulated amortization and impairment	—	(2,780,182)	(183,029)	(445,007)	(3,408,218)
Net carrying amount	3,509,515	7,192,117	801,063	1,484,181	12,986,876
(i)	The Group made the decision in 2021 to discontinue its exploration activities in Laos due to the continuous impact of Covid-19 on the feasibility of further exploration and development on the related mining properties. As a result, the total carrying amount of the mineral exploration rights amounting to RMB185 million was fully impaired.

				Computer
				Software,
			Mineral	production
			exploration	quota and
	Goodwill	Mining rights	rights	others	Total
Year ended December 31, 2020
Opening net carrying amount	3,510,892	7,972,911	1,001,332	1,279,325	13,764,460
Additions	—	—	—	7,382	7,382
Disposals	—	(277,715)	—	—	(277,715)
Impairment	—	—	—	(416)	(416)
Amortization	—	(412,599)	—	(46,883)	(459,482)
Business combination	—	—	—	89	89
Transfer from property, plant and equipment (Note 7)	—	149,544	—	284,743	434,287
Currency translation differences	(1,035)	(6,308)	(12,958)	—	(20,301)
Closing net carrying amount	3,509,857	7,425,833	988,374	1,524,240	13,448,304

As of December 31, 2020
Cost	3,509,857	9,876,722	988,374	1,932,329	16,307,282
Accumulated amortization and impairment	—	(2,450,889)	—	(408,089)	(2,858,978)
Net carrying amount	3,509,857	7,425,833	988,374	1,524,240	13,448,304

6       INTANGIBLE ASSETS (CONTINUED)

For the years ended December 31, 2019, 2020 and 2021, the amortization expenses of intangible assets recognized in profit or loss were analyzed as follows:

	For the years ended December 31
	2019	2020	2021
Cost of sales	294,766	371,616	305,484
General and administrative expenses	44,172	87,866	72,230
	338,938	459,482	377,714

As of December 31 2021, the Group pledged mining rights and mineral exploration rights with a net carrying value amounting to RMB1,400 million (December 31, 2020: RMB960 million) for interest-bearing loans and borrowings as set out in Note 24.

Impairment testing of goodwill

The lowest level within the Group at which goodwill is monitored for internal management purposes is the operating segment before aggregation. Therefore, goodwill is allocated to the Group’s CGUs and groups of CGUs that are expected to benefit from the synergies of the relevant business combination. A summary of goodwill allocation is presented below:

	December 31, 2021		December 31, 2020
	Alumina	Primary aluminum	Alumina	Primary aluminum
Qinghai Branch	—	217,267	—	217,267
Guangxi Branch	189,419	—	189,419	—
Lanzhou Aluminum Co., Ltd.	—	1,924,259	—	1,924,259
PT. Nusapati Prima (“PTNP“)	14,621	—	14,963	—
Shanxi Huaxing	1,163,949	—	1,163,949	—
	1,367,989	2,141,526	1,368,331	2,141,526

The recoverable amount of a CGU is determined based on value-in-use calculations. These calculation of VIU use pre-tax cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the 5-year period are extrapolated using the estimated growth rate of 2% (2020: 2%) not exceeding the long-term average growth rate for the businesses in which the CGU operates. Other key assumptions applied in the impairment testing include future prices of aluminum and alumina and the discount rate. Management determined these key assumptions based on past performance and their expectations on market development. Furthermore, the Group adopts a nominal pre-tax rate of 12.62% (2020: 12.62%) that reflects specific risks related to CGUs and groups of CGUs and an underlying inflation rate of 2%  as the discount rate. The assumptions above are used in analyzing the recoverable amounts of CGUs and groups of CGUs within operating segments. These estimates and judgments may be affected by unexpected changes in the future market or economic conditions.

Based on their assessment, there was no impairment of goodwill as of December 31, 2021 and December 31, 2020.